Summary of Significant Accounting Policies - Accounts Receivable and Allowances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable and Allowances
Allowance for doubtful accounts	$ 0.1	$ 0.1